Intangible Assets (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Sep. 12, 2017
Loss on impairment of intangible asset	$ 6,625,246	$ 0
Weighted average life remaining on intangible assets	7 years 1 month 6 days
Common stock, shares issued			2,500,000
Common stock value			$ 319,174